Investments in subsidiaries and associates (Tables)	12 Months Ended
Sep. 30, 2018
Investments in subsidiaries and associates
Summary of ownership percentage of controlled entities
Percentage Owned	2018	2017
St.George Motor Finance Limited	75.0%	75.0%
Westpac Bank-PNG-Limited	89.9%	89.9%
Westpac NZ Covered Bond Limited	19.0%	19.0%
Westpac NZ Securitisation Limited	19.0%	19.0%

Pendal Group Limited
Investments in subsidiaries and associates
Schedule of interests in associates

Consolidated	Period ended
$m	26 May 2017
Summarised results
Revenue for the period	262
Net profit for the period	90
Other comprehensive income for the period	11

Total comprehensive income (100%)	101

Group’s share of net profit1	26
Equity accounting adjustments	(13)

Group’s share in net profit recognised in the income statement	13
Group’s share of other comprehensive income1	4
Tax effect on Group’s share of other comprehensive income	(1)

Share of total comprehensive income recognised by the Group	16

Dividends received from associates during the period	22
Summarised balance sheet
Total assets	887
Total liabilities	(122)

Total net assets (100%)	765

Group’s share of total net assets1	222
Fair value adjustments (including notional goodwill) on acquisition (net of amortisation)	491

Carrying amount of interest in Pendal Group Limited2	713

Carrying amount of interest in Pendal Group Limited sold	(471)
Carrying amount of remaining interest reclassified to available-for-sale securities	(242)

Remaining interest in Pendal Group Limited accounted for under equity method	-

Fair value of remaining interest reclassified to available-for-sale securities	375
Proceeds from sale of Pendal Group Limited interest, net of transaction costs	630
Amount of reserves recycled to profit or loss	(13)

Gain on sale of interest in Pendal Group Limited	279

Fair value of investment	n/a

1Represents the Group’s share of Pendal (26 May 2017: 29.0%).
2The amount disclosed as at 26 May 2017 represented the carrying value of interest in Pendal immediately prior to the sale.